Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Inventories consist of the following:

Year ended December 31 (€, in millions)	2023	2024
Raw materials	4,057.3	4,911.2
Work-in-process	3,388.1	4,872.3
Finished products	2,098.5	2,019.5
Inventories, gross	9,543.9	11,803.0
Inventory reserves	(693.2)	(911.5)
Inventories, net	8,850.7	10,891.5

Allowance for Obsolescence and/or Lower Market Value	A summary of movements in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2023	2024
Balance at beginning of year	(466.9)	(693.2)
Additions for the year	(485.3)	(554.7)
Effect of changes in exchange rates	2.4	(1.7)
Utilization of the reserve	256.6	338.1
Balance at end of year	(693.2)	(911.5)